Non-controlling Interests - Schedule of Summarized Financial Information of Non Controlling Interest (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
(Loss)/profit for the year	€ 4	€ 24	€ 27
Current assets	9,511	9,771
Non-current assets	25,662	21,862
Current liabilities	(6,079)	(6,031)
Non-current liabilities	(12,540)	(10,625)
Cash flows from operating activities	1,899	2,189	€ 2,340
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
(Loss)/profit for the year	(11)	14
Current assets	153	159
Non-current assets	1,351	1,292
Current liabilities	(160)	(140)
Non-current liabilities	(712)	(663)
Net assets	632	648
Cash flows from operating activities	€ 36	€ 9